SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

17.	SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before the consolidated financial statements are issued, the Company has evaluated all events or transactions that occurred after March 31, 2026, up to July 28, 2026 that the consolidated financial statements were available to be issued.

On May 5, 2026, pursuant to the approval at the Company’s Annual Meeting of Shareholders, the voting rights attached to each Class B Ordinary Share were increased from ten (10) votes to twenty-five (25) votes.

The 450,000 holdback shares were released from escrow on May 26, 2026, in accordance with the terms of the escrow agreement. Upon release, the shares were transferred to the former shareholders of the acquired entity, with no material claims deducted from the holdback.

On June 8, 2026, the Company entered into securities purchase agreements with several investors, pursuant to which the Company agreed to issue and sell a total of 5,714,284 units at an offering price of US$0.70 per unit, on a best-efforts basis. Each unit consists of one Class A ordinary share (or one pre-funded warrant to purchase one Class A ordinary share in lieu thereof) and one common warrant exercisable for one Class A ordinary share. The offering closed on June 9, 2026, resulting in aggregate gross proceeds of approximately $4.0 million and net proceeds of approximately $3.5 million after deducting placement agent fees and estimated offering expenses of approximately $0.5 million. The Company intends to use the net proceeds for mainly for potential mergers and acquisitions to align with the strategic growth objective. We may also use certain portion of net proceeds for working capital and general corporate purposes. Following the closing of the offering, the Company had approximately 9,830,990 Class A ordinary shares outstanding (excluding 638,571 shares issuable upon exercise of warrants). The common warrants issued in the offering are exercisable at $0.70 per share and expire 5 years from the date of issuance.